Schedule of prepayments and other receivables (Details) (Parenthetical)	Apr. 08, 2025 USD ($)	Apr. 08, 2025 GBP (£)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Percentage of share intended to acquire	49.00%	49.00%
Deposits	$ 5,457,206	£ 3,977,212